Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0001709048
Registrant Name	GLOBALFOUNDRIES Inc.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES